UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number  (811-05037)

Professionally Managed Portfolios
(Exact name of registrant as specified in charter)

615 East Michigan Street
Milwaukee, WI 53202
(Address of principal executive offices) (Zip code)

Eric W. Falkeis
Professionally Managed Portfolios
777 East Wisconsin Avenue
Milwaukee, WI 53202
(Name and address of agent for service)

(414) 765-5301
Registrant's telephone number, including area code

Date of fiscal year end: December 31

Date of reporting period:  December 31, 2012

Item 1. Report to Stockholders.

ANNUAL REPORT
December 31, 2012

Contravisory Strategic Equity Fund

Investor Class – Ticker: CSEFX
Institutional Class – Ticker: CSSFX

Contravisory Strategic Equity Fund

Table of Contents

Shareholder Letter	1

Sector Allocation	3

Historical Performance	4

Schedule of Investments	5

Statement of Assets and Liabilities	8

Statement of Operations	9

Statements of Changes in Net Assets	10

Financial Highlights	12

Notes to Financial Statements	14

Report of Independent Registered Public Accounting Firm	22

Expense Example	23

Approval of Investment Advisory Agreement	25

Trustees and Executive Officers	28

Additional Information	31

Privacy Notice	32

Contravisory Strategic Equity Fund

January 22, 2013

The year 2012 was a profitable one for equity and bond investors alike as most segments of the markets rewarded investors with above average gains.  For the year, the S&P 500® Index increased 16.0% while the Barclays Capital Intermediate U.S. Aggregate Bond Index appreciated a more modest 4.2%.  After being battered in 2011, international stocks fared much better in 2012 as the Dow Jones World Stock Index jumped 16.8%.

In the final hours of 2012 the country avoided “plunging off the fiscal cliff” as politicians ultimately agreed to a watered down version of tax reform and spending cuts.  During the year, the euro zone averted a breakup and the world economy did not return to a recession (modest growth appears to be the new norm).  Despite what is perceived to be a flight to quality theme over the years, global equities continue to climb the proverbial “wall of worry” as they posted double digit gains and easily outperformed global government bonds.

As far as fixed income goes, U.S. Treasuries are still supported by accommodative policy and an expanding Fed balance sheet.  While we have been concerned about the impact of a rising interest rate environment on bond yields (particularly in government bonds), the Fed has stated that low interest rates and easy money policy will likely remain in effect for at least another year to spur economic growth.  Consequently, those investors seeking higher yield may potentially be better served moving up the risk spectrum when considering the risk/reward characteristics of stocks in today’s investment climate.

Within the equity markets, some sectors and industry groups have been more favorable than others.  Important portfolio adjustments in 2011 were influential in striking the correct balance of offense and defense during the challenging “risk-on, risk-off” environment of 2012.  Overweight exposure to defensive sectors such as health care and consumer staples served the portfolio well during the down markets of Q2 and Q4 while overweight exposure to cyclical areas like financials, materials, and industrials proved beneficial during the market rallies of Q1 and Q3.  Additionally, a move up the market capitalization scale to an average of $42 billion was judicious as leadership resided heavily within large capitalization themes throughout the year.

As we enter 2013, we have observed measured improvement in economically sensitive sectors such as industrials and basic materials as well as improvement in financials and international stocks.  Investors seem to be anticipating an improving global economy.  This should bode well for stock investors in 2013 as we see an opportunity for another positive year for equities.

Contravisory Strategic Equity Fund

We wish you and your family, a happy and healthy New Year.

Sincerely,

Philip A. Noonan
Chief Operating Officer

The information provided herein represents the opinion of Contravisory Investment Management, Inc. and is not intended to be a forecast of future events, a guarantee of future results, nor investment advice.

Mutual fund investing involves risk.  Principal loss is possible.  The Fund may invest in smaller companies, which involve additional risks such as limited liquidity and greater volatility than large companies.  The Fund may invest in foreign securities which involve political, economic and currency risks, greater volatility and differences in accounting methods.  The Fund may invest in ETFs, which are subject to additional risks that do not apply to conventional mutual funds, including the risks that the market price of an ETF’s shares may trade at a discount to its net asset value (“NAV”), an active secondary trading market may not develop or be maintained, or trading may be halted by the exchange in which they trade, which may impact a Fund’s ability to sell its shares.

The S&P 500® Index is a market-value weighted index representing the performance of 500 widely held, publicly traded large capitalization stocks.

The Barclays Capital Intermediate U.S. Aggregate Bond Index represents domestic taxable investment-grade bonds with index components for government and corporate securities, mortgage pass-through securities and asset-backed securities with average maturities and durations in the intermediate range.  This index represents a sector of Barclays Capital U.S. Aggregate Index.

The Dow Jones World Stock Index is an index that measures the performance of more than 2,000 companies worldwide that represent more than 80 percent of the equity capital on 25 stock markets.  It is not possible to invest directly in an index.

Must be preceded or accompanied by a current prospectus.  Please refer to the prospectus for important information about the investment company including investment objectives, risks, charges and expenses.

Contravisory Strategic Equity Fund is distributed by Quasar Distributors, LLC.

Contravisory Strategic Equity Fund

SECTOR ALLOCATION at December 31, 2012 (Unaudited)

Sector Allocation	% Net Assets

Manufacturing	32.6%
Finance & Insurance	16.7%
Information	10.0%
Retail Trade	9.4%
Professional, Scientific, & Technical Services	8.1%
Construction	5.8%
Wholesale Trade	5.5%
Utilities	5.0%
Transportation & Warehousing	4.8%
Health Care	2.6%
Cash*	(0.5)%
Net Assets	100.0%

*Cash and other assets less liabilities.

Contravisory Strategic Equity Fund

HISTORICAL PERFORMANCE (Unaudited)

Value of $10,000 vs. S&P 500 Index

Annual Total Returns
Periods Ended December 31, 2012

		Annualized	Value of
		Since inception	$10,000
	One Year	(June 30, 2012)	(12/31/12)
Investor Class	13.62%	(0.88)%	$ 9,868
Institutional Class	13.70%	(0.78)%	$ 9,882
S&P 500 Index	16.00%	7.65%	$11,172

This chart illustrates the performance of a hypothetical $10,000 investment made on June 30, 2011 (the Fund’s inception) and is not intended to imply any future performance.  The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.  The chart assumes reinvestment of capital gains and dividends, but does not reflect redemption fees of 2.00% on shares held less than 60 days.

The performance data quoted above represents past performance.  Past performance does not guarantee future results.  The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost.  Current performance of the Fund may be lower or higher than the performance quoted.  Performance data current to the most recent month-end may be obtained by calling (855) 558-8818.

The S&P 500 Index is an unmanaged index which is widely regarded as the standard for measuring large-cap U.S. stock market performance.  Returns include reinvested dividends.

Contravisory Strategic Equity Fund

SCHEDULE OF INVESTMENTS at December 31, 2012

Shares	COMMON STOCKS: 93.8%	Value

	Aerospace Product Manufacturing: 2.5%
2,030	Lockheed Martin Corp.	$187,349

	Apparel Manufacturing: 2.5%
4,657	Cintas Corp.	190,471

	Chemical Manufacturing: 5.5%
2,605	Ashland, Inc.	209,468
2,185	Monsanto Co.	206,810
		416,278
	Construction: 5.8%
9,925	D.R. Horton, Inc.	196,317
4,625	Vulcan Materials Co.	240,731
		437,048
	Department Stores: 4.7%
2,949	Target Corp.	174,492
2,680	Wal-Mart Stores, Inc.	182,857
		357,349
	Energy: 4.6%
4,885	Northeast Utilities System	190,906
3,710	ONEOK, Inc.	158,602
		349,508
	Financial Services: 13.0%
3,010	American Express Co.	173,015
405	Mastercard, Inc.	198,968
4,250	Moodys Corp.	213,860
3,955	Northern Trust Corp.	198,383
3,800	Verisk Analytics, Inc.*	193,800
		978,026
	Grocery Product Wholesalers: 4.7%
3,315	Church & Dwight, Inc.	177,585
1,665	Colgate Palmolive Co.	174,059
		351,644
	Grocery Stores: 2.1%
1,762	Whole Foods Market, Inc.	160,924

	Hospitals: 2.6%
6,260	Community Health Systems, Inc.*	192,433

The accompanying notes are an integral part of these financial statements.

Contravisory Strategic Equity Fund

SCHEDULE OF INVESTMENTS at December 31, 2012 (Continued)

Shares	COMMON STOCKS: 93.8% (Continued)	Value

	Insurance: 5.2%
5,750	American International Group, Inc.*	$202,975
4,850	Cincinnati Financial Corp.	189,926
		392,901
	Medical Equipment & Supplies Manufacturing: 5.4%
2,335	Amgen, Inc.	201,557
5,100	Haemonetics Corp.*	208,284
		409,841
	Petroleum Products: 2.3%
1,965	Exxon Mobil Corp.	170,071

	Pharmaceutical & Medicine Manufacturing: 13.2%
2,975	Abbott Laboratories	194,863
5,470	Bristol Myers Squibb Co.	178,267
3,390	Gilead Sciences, Inc.*	248,995
2,015	IDEXX Laboratories, Inc.*	186,992
6,780	Myriad Genetics, Inc.*	184,755
		993,872
	Radio & Television Broadcasting: 2.7%
5,280	CBS Corp.	200,904

	Rail Transportation: 2.7%
2,409	Kansas City Southern	201,103

	Retail: 2.5%
3,875	CVS Caremark Corp.	187,356

	Technology Services: 7.2%
4,970	AT&T, Inc.	167,539
3,385	Raytheon Co.	194,840
2,800	Telus Corp.	182,392
		544,771
	Tobacco Manufacturing: 2.1%
1,390	Lorillard, Inc.	162,171

	Water, Sewage & Other Systems: 2.5%
5,020	American Water Works Company, Inc.	186,393

	TOTAL COMMON STOCKS
	(Cost $6,182,486)	7,070,413

The accompanying notes are an integral part of these financial statements.

Contravisory Strategic Equity Fund

SCHEDULE OF INVESTMENTS at December 31, 2012 (Continued)

Shares	REAL ESTATE INVESTMENT TRUST: 2.7%	Value

2,650	American Tower Corp.	$204,765

	TOTAL REAL ESTATE INVESTMENT TRUST
	(Cost $167,819)	204,765

	SHORT-TERM INVESTMENT: 4.0%

	Money Market Fund: 4.0%
300,600	Fidelity Institutional Money Market Portfolio, 0.14%1	300,600

	TOTAL SHORT-TERM INVESTMENT
	(Cost $300,600)	300,600

	TOTAL INVESTMENTS IN SECURITIES: 100.5%
	(Cost $6,650,905)	7,575,778
	Liabilities in Excess of Other Assets: (0.5)%	(40,720)
	TOTAL NET ASSETS: 100.0%	$7,535,058

*	Non-income producing security.
1	Annualized seven day yield as of December 31, 2012.

The accompanying notes are an integral part of these financial statements.

Contravisory Strategic Equity Fund

STATEMENT OF ASSETS AND LIABILITIES at December 31, 2012

ASSETS
Investments in securities, at value (Cost $6,650,905)	$7,575,778
Receivables:
Fund shares sold	26
Dividends and interest	5,861
Due from advisor	12,399
Prepaid expenses	5,746
Total assets	7,599,810

LIABILITIES
Payables:
Administration & accounting fees	16,847
Audit fees	20,002
Chief Compliance Officer fees	2,454
Custody fees	1,410
Distribution fees – Investor Class	1,940
Legal fees	6,714
Reports to shareholders	3,000
Transfer agent fees	8,884
Trustee fees	555
Other accrued expenses	2,946
Total liabilities	64,752
NET ASSETS	$7,535,058

COMPONENTS OF NET ASSETS
Paid-in capital	$6,774,402
Undistributed net investment income	730
Accumulated net realized loss on investments	(164,947)
Net unrealized appreciation on investments	924,873
Net assets	$7,535,058
Net asset value (unlimited shares authorized):
Investor Class:
Net assets	$2,074,320
Shares of beneficial interest issued and outstanding	212,384
Net asset value, offering and redemption price per share	$9.77
Institutional Class:
Net assets	$5,460,738
Shares of beneficial interest issued and outstanding	559,363
Net asset value, offering and redemption price per share	$9.76

The accompanying notes are an integral part of these financial statements.

Contravisory Strategic Equity Fund

STATEMENT OF OPERATIONS For the year ended December 31, 2012

INVESTMENT INCOME
Dividends (net of $1,377 in foreign withholding taxes)	$163,438
Interest	342
Total investment income	163,780

EXPENSES
Administration & accounting fees	97,376
Investment advisory fees	63,875
Transfer agent fees	49,245
Registration fees	36,815
Audit fees	22,172
Miscellaneous expenses	20,347
Chief Compliance Officer fees	14,102
Legal fees	11,009
Reports to shareholders	8,417
Custody fees	4,761
Distribution fees – Investor Class	3,764
Trustee fees	2,900
Insurance expense	1,246
Total expenses	336,029
Fees waived and expenses reimbursed	(252,113)
Net expenses	83,916
Net investment income	79,864

REALIZED & UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net realized loss on investments	(93,049)
Change in net unrealized appreciation on investments	787,968
Net realized and unrealized gain on investments	694,919
Net increase in net assets resulting from operations	$774,783

The accompanying notes are an integral part of these financial statements.

Contravisory Strategic Equity Fund

STATEMENTS OF CHANGES IN NET ASSETS

	Year Ended	Period Ended
	December 31,	December 31,
	2012	2011*
INCREASE IN NET ASSETS FROM:
OPERATIONS
Net investment income	$79,864	$2,387
Net realized loss on investments	(93,049)	(71,963)
Change in net unrealized appreciation
on investments	787,968	136,905
Net increase in net assets
resulting from operations	774,783	67,329

DISTRIBUTIONS TO SHAREHOLDERS
From net investment income
Investor Class	(19,475)	(475)
Institutional Class	(59,594)	(4,890)
Total distributions to shareholders	(79,069)	(5,365)

CAPITAL SHARE TRANSACTIONS
Net increase in net assets derived from
net change in outstanding shares –
Investor Class (a)(b)	947,945	968,905
Net increase in net assets derived from
net change in outstanding shares –
Institutional Class (a)(c)	1,100,703	3,759,827
Total increase in net assets
from capital share transactions	2,048,648	4,728,732
Total increase in net assets	2,744,362	4,790,696

NET ASSETS
Beginning of year/period	4,790,696	—
End of year/period	$7,535,058	$4,790,696
Undistributed net investment income	$730	$—

*	Commenced operations on June 30, 2011. The information presented is for the period from June 30, 2011 to December 31, 2011.

The accompanying notes are an integral part of these financial statements.

Contravisory Strategic Equity Fund

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

(a)	Summary of capital share transactions is as follows:

	Year Ended		Period Ended
	December 31,		December 31,
	2012		2011*
Investor Class	Shares	Value	Shares	Value
Shares sold	133,308	$1,232,308	110,073	$968,478
Shares issued
in reinvestment
of distributions	1,930	18,895	56	475
Shares redeemed (b)	(32,977)	(303,258)	(6)	(48)
Net increase	102,261	$947,945	110,123	$968,905

(b)	Net of redemption fees of $2,114 and $1, respectively.

	Year Ended		Period Ended
	December 31,		December 31,
	2012		2011*
Institutional Class	Shares	Value	Shares	Value
Shares sold	135,158	$1,269,072	442,665	$3,766,060
Shares issued
in reinvestment
of distributions	6,093	59,595	573	4,890
Shares redeemed (c)	(23,769)	(227,964)	(1,357)	(11,123)
Net increase	117,482	$1,100,703	441,881	$3,759,827

(c)	Net of redemption fees of $0 and $208, respectively.

*	Commenced operations on June 30, 2011. The information presented is for the period from June 30, 2011 to December 31, 2011.

The accompanying notes are an integral part of these financial statements.

Contravisory Strategic Equity Fund

FINANCIAL HIGHLIGHTS For a capital share outstanding throughout the year/period

	Year Ended	Period Ended
	December 31,	December 31,
Investor Class	2012	2011*
Net asset value at beginning of year/period	$8.68	$10.00

INCOME FROM INVESTMENT OPERATIONS:
Net investment income^	0.10	0.00	~
Net realized and unrealized gain (loss)
on investments	1.07	(1.32)
Total from investment operations	1.17	(1.32)

LESS DISTRIBUTIONS:
From net investment income	(0.09)	(0.00)	~
Total distributions	(0.09)	(0.00)	~
Paid-in capital from redemption fees	0.01	0.00	~
Net asset value, end of year/period	$9.77	$8.68
Total Return	13.62%	(13.15	)%#

RATIOS/SUPPLEMENTAL DATA:
Net assets at end of year/period (millions)	$2.1	$1.0

RATIO OF EXPENSES TO AVERAGE NET ASSETS:
Before fees waived and expenses absorbed	5.44%	12.74	%+
After fees waived and expenses absorbed	1.50%	1.50	%+

RATIO OF NET INVESTMENT INCOME TO AVERAGE NET ASSETS:
Before fees waived and expenses absorbed	(2.86)%	(11.24	)%+
After fees waived and expenses absorbed	1.09%	0.00	%+
Portfolio turnover rate	68%	56	%#

*	Commenced operations on June 30, 2011. The information presented is for the period from June 30, 2011 to December 31, 2011.
^	Calculated using the average shares outstanding method.
~	Amount is less than $0.01.
#	Not annualized.
+	Annualized.

The accompanying notes are an integral part of these financial statements.

Contravisory Strategic Equity Fund

FINANCIAL HIGHLIGHTS For a capital share outstanding throughout the year/period

	Year Ended	Period Ended
	December 31,	December 31,
Institutional Class	2012	2011	*
Net asset value at beginning of year/period	$8.68	$10.00

INCOME FROM INVESTMENT OPERATIONS:
Net investment income^	0.13	0.01
Net realized and unrealized gain (loss)
on investments	1.06	(1.32)
Total from investment operations	1.19	(1.31)

LESS DISTRIBUTIONS:
From net investment income	(0.11)	(0.01)
Total distributions	(0.11)	(0.01)
Paid-in capital from redemption fees	—	0.00	~
Net asset value, end of year/period	$9.76	$8.68
Total Return	13.70%	(13.09	)%#

RATIOS/SUPPLEMENTAL DATA:
Net assets at end of year/period (millions)	$5.5	$3.8

RATIO OF EXPENSES TO AVERAGE NET ASSETS:
Before fees waived and expenses absorbed	5.19%	12.49	%+
After fees waived and expenses absorbed	1.25%	1.25	%+

RATIO OF NET INVESTMENT INCOME TO AVERAGE NET ASSETS:
Before fees waived and expenses absorbed	(2.61)%	(10.99	)%+
After fees waived and expenses absorbed	1.34%	0.25	%+
Portfolio turnover rate	68%	56	%#

*	Commenced operations on June 30, 2011. The information presented is for the period from June 30, 2011 to December 31, 2011.
^	Calculated using the average shares outstanding method.
~	Amount is less than $0.01.
#	Not annualized.
+	Annualized.

The accompanying notes are an integral part of these financial statements.

Contravisory Strategic Equity Fund

NOTES TO FINANCIAL STATEMENTS December 31, 2012

NOTE 1 – ORGANIZATION

The Contravisory Strategic Equity Fund (the “Fund”) is a series of shares of beneficial interest of Professionally Managed Portfolios (the “Trust”), which is registered under the Investment Company Act of 1940 (the “1940 Act”) as an open-end management investment company.  The Fund commenced operations on June 30, 2011.

The Fund offers Institutional and Investor Class shares.  Each class of shares has equal rights as to earnings and assets except that Investor Class shares bear distribution expenses.  Each class of shares has exclusive voting rights with respect to matters that affect just that class.  Income, expenses (other than expenses attributable to a specific class), and realized and unrealized gains or losses on investments are allocated to each class of shares based on its relative net assets.

The investment objective of the Fund is to seek long-term capital appreciation.

NOTE 2 – SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund.  These policies are in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”).

A.
Security Valuation.  All equity securities that are traded on a national securities exchange, except those listed on the NASDAQ Global Market® (“NASDAQ”), are valued at the last reported sale price on the exchange on which the security is principally traded.  Securities traded on NASDAQ will be valued at the NASDAQ Official Closing Price (“NOCP”).  If, on a particular day, an exchange-traded or NASDAQ security does not trade, then the mean between the most recent quoted bid and asked prices will be used.  All equity securities that are not traded on a listed exchange are valued at the last sale price in the over-the-counter market.  If a non-exchange traded security does not trade on a particular day, then the mean between the last quoted closing bid and asked price will be used.

Securities for which quotations are not readily available are valued at their respective fair values as determined in good faith by the Board of Trustees.  When a security is “fair valued,” consideration is given to the facts and circumstances relevant to the particular situation, including a review of various factors set forth in the pricing procedures adopted by the Fund’s Board of Trustees.  The use of fair value pricing by a Fund

Contravisory Strategic Equity Fund

NOTES TO FINANCIAL STATEMENTS December 31, 2012 (Continued)

may cause the net asset value of its shares to differ significantly from the net asset value that would be calculated without regard to such considerations.  As of December 31, 2012, the Fund did not hold fair valued securities.

As described above, the Fund utilizes various methods to measure the fair value of most of its investments on a recurring basis.  U.S. GAAP establishes a hierarchy that prioritizes inputs to valuations methods.  The three levels of inputs are:

Level 1 –	Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Level 2 –
Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly.  These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 –
Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available; representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security.  To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment.  Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy.  In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The Fund records transfers between levels at the end of each reporting period. The following is a summary of the inputs used to value the

Contravisory Strategic Equity Fund

NOTES TO FINANCIAL STATEMENTS December 31, 2012 (Continued)

Fund’s investments as of December 31, 2012. See the Schedule of Investments for industry breakouts.

Description	Level 1	Level 2	Level 3	Total
Common Stocks	$7,070,413	$—	$—	$7,070,413
Real Estate
Investment Trust	204,765	—	—	204,765
Short-Term Investment	300,600	—	—	300,600
Total Investments
in Securities	$7,575,778	$—	$—	$7,575,778

The Fund did not have any transfers into or out of Levels 1, 2 and 3 during the fiscal year ended December 31, 2012.

B.
Foreign Currency.  Foreign currency amounts, other than the cost of investments, are translated into U.S. dollar values based upon the spot exchange rate prior to the close of regular trading.  The cost of investments is translated at the rates of exchange prevailing on the dates the portfolio securities were acquired.  The Fund includes foreign exchange gains and losses from dividends receivable and other foreign currency denominated payables and receivables in realized and unrealized gain (loss) on investments and foreign currency.  The Fund does not isolate that portion of realized and unrealized gain (loss) on investments resulting from changes in foreign exchange rates on investments from fluctuations arising from changes in the market price of securities for financial reporting purposes.  Fluctuations in foreign exchange rates on investments are thus included with net realized and unrealized gain (loss) on investments.

C.
Federal Income Taxes.  The Fund has elected to be taxed as a “regulated investment company” and intends to distribute substantially all taxable income to its shareholders and otherwise comply with the provisions of the Internal Revenue Code applicable to regulated investment companies.  Therefore, no provision for federal income taxes or excise taxes has been made.

In order to avoid imposition of the excise tax applicable to regulated investment companies, the Fund intends to declare each year as dividends in each calendar year at least 98.0% of its net investment income (earned during the calendar year) and at least 98.2% of its net realized capital gains (earned during the twelve months ended October 31) plus undistributed amounts, if any, from prior years.

Contravisory Strategic Equity Fund

NOTES TO FINANCIAL STATEMENTS December 31, 2012 (Continued)

Net capital losses incurred after October 31, within the taxable year are deemed to arise on the first business day of the Fund’s next taxable year.  At December 31, 2012, the Fund did not have any post-October losses.  At December 31, 2012, the Fund had short-term capital loss carryovers available for federal income tax purposes of $164,947, which do not expire.

The Fund recognizes the tax benefits of uncertain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities.

The Fund has analyzed the Fund’s tax position, and has concluded that no liability for unrecognized tax benefits should be recorded related to uncertain income tax positions taken on returns filed for the open tax year 2011 or expected to be taken on the Fund’s tax return for the fiscal year ended 2012.  The Fund identifies its major tax jurisdictions as U.S. Federal and the State of Massachusetts; however the Fund is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months.

D.
Security Transactions and Investment Income.  Investment securities transactions are accounted for on the trade date.  Gains and losses realized on sales of securities are determined on a specific identification basis.  Discounts/premiums on debt securities purchased are accreted/amortized over the life of the respective securities using the effective interest method.  Dividend income is recorded on the ex-dividend date.  Interest income is recorded on an accrual basis.  Withholding taxes on foreign dividends have been provided for in accordance with the Trust’s understanding of the applicable country’s tax rules and rates.

E.
Distributions to Shareholders.  Distributions to shareholders from net investment income and net realized gains on securities for the Fund normally are declared and paid on an annual basis.  Distributions are recorded on the ex-dividend date.

F.
Use of Estimates.  The preparation of financial statements in conformity with U.S. GAAP requires the Fund to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements, as well as the reported amounts of revenues and expenses during the period.  Actual results could differ from those estimates.

Contravisory Strategic Equity Fund

NOTES TO FINANCIAL STATEMENTS December 31, 2012 (Continued)

G.
Share Valuation.  The net asset value (“NAV”) per share of the Fund is calculated by dividing the sum of the value of the securities held by the Fund, plus cash and other assets, minus all liabilities by the total number of shares outstanding for the Fund, rounded to the nearest cent.  The Fund’s shares will not be priced on the days on which the NYSE is closed for trading.  The offering and redemption price per share for the Fund is equal to the Fund’s net asset value per share.  The Fund charges a 2.00% redemption fee on shares held less than 60 days.  The fee is deducted from the redemption proceeds otherwise payable to the shareholder.  The Fund will retain the fee charged as paid-in capital and such fee becomes part of the Fund’s daily NAV calculation.

H.
Guarantees and Indemnifications.  In the normal course of business, the Fund enters into contracts with service providers that contain general indemnification clauses.  The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be against the Fund that have not yet occurred.  However, based on experience, the Fund expects the risk of loss to be remote.

I.
Reclassification of Capital Accounts.  U.S. GAAP requires that certain components of net assets relating to permanent differences be reclassified between financial and tax reporting.  These reclassifications have no effect on net assets or net asset value per share.  For the fiscal year ended December 31, 2012, the following adjustments were made:

	Undistributed Net	Accumulated	Paid-in
	Investment Loss	Gains/Losses	Capital
Contravisory Strategic
Equity Fund	$(65)	$65	$—

J.
Recent Accounting Pronouncement.  In December 2011, FASB issued ASU No. 2011-11 related to disclosures about offsetting assets and liabilities.  The amendments in this ASU require an entity to disclose information about offsetting and related arrangements to enable users of its financial statements to understand the effect of those arrangements on its financial position.  The ASU is effective for annual reporting periods beginning on or after January 1, 2013, and interim periods within those annual periods.  The guidance requires retrospective application for all comparative periods presented.  At this time, management is currently evaluating the impact ASU 2011-11 will have on the financial statement disclosures.

Contravisory Strategic Equity Fund

NOTES TO FINANCIAL STATEMENTS December 31, 2012 (Continued)

K.
Subsequent Events.  In preparing these financial statements, the Fund has evaluated events and transactions for potential recognition or disclosure through the date the financial statements were issued.  The Fund has determined that there are no subsequent events that would need to be disclosed in the Fund’s financial statements.

NOTE 3 – COMMITMENTS AND OTHER RELATED PARTY TRANSACTIONS.

Contravisory Investment Management, Inc. (the “Advisor”) provides the Contravisory Strategic Equity Fund with investment management services under an Investment Advisory Agreement (the “Agreement”).  Under the Agreement, the Advisor provides all investment advice, office space, certain administrative services, and most of the personnel needed by the Fund.  As compensation for its services, the Advisor is entitled to a monthly fee at the annual rate of 1.00% of the Fund’s average daily net assets.  For the year ended December 31, 2012, the Fund incurred $63,875 in advisory fees.

The Advisor has contractually agreed to limit expenses for the Fund by reducing all or a portion of its fees and reimbursing Fund expenses to that its ratio of expenses to average net assets will not exceed 1.25% for the Institutional Class and 1.50% for the Investor Class.  The contract’s term is indefinite and may be terminated only by the Board of Trustees.  The Advisor is permitted to seek reimbursement from the Fund, subject to limitations, for fees waived and/or Fund expenses it pays over the following three years after such payment.  For the year ended December 31, 2012, the Advisor waived $252,113 in fees for the Fund.  At December 31, 2012, the cumulative unreimbursed amount waived by the Advisor on behalf of the Fund was $398,048.  The Advisor may recoup portions of this amount no later than the dates below:

December 31, 2014	$145,935
December 31, 2015	$252,113

U.S. Bancorp Fund Services, LLC (“USBFS”), an indirect wholly-owned subsidiary of U.S. Bancorp, serves as the Fund’s Administrator (the “Administrator”) and, in that capacity, performs various administrative and accounting services for the Fund.  USBFS also serves as the Fund’s fund accountant, transfer agent, dividend disbursing agent and registrar.  The Administrator prepares various federal and state regulatory filings, reports and returns for the Fund; prepares reports and materials to be supplied to the trustees; monitors the activities of the Fund’s custodian, transfer agent and accountants; coordinates the preparation and payment of Fund expenses and reviews the Fund’s expense accruals.  The officers of the Trust and the Chief

Contravisory Strategic Equity Fund

NOTES TO FINANCIAL STATEMENTS December 31, 2012 (Continued)

Compliance Officer are also employees of the Administrator.  As compensation for its services, the Administrator is entitled to a monthly fee at an annual rate based upon the average daily net assets of the Fund.  Fees paid by the Fund for Administration, Accounting and Chief Compliance Officer services for the year ended December 31, 2012 are disclosed in the Statement of Operations.

Quasar Distributors, LLC (the “Distributor”) acts as the Fund’s principal underwriter in a continuous public offering of the Fund’s shares.  U.S. Bank, N.A. (the “Custodian”) serves as custodian to the Fund.  Both the Distributor and Custodian are affiliates of the Administrator.

The Fund has adopted a 12b-1 Distribution Plan (the “12b-1 Plan”) in accordance with Rule 12b-1 under the 1940 Act.  The 12b-1 Plan provides that the Fund’s Investor Class shares may pay a fee to the Distributor of up to 0.25% of the average daily net assets of the Investor Class to reimburse the Distributor for a portion of the costs incurred in distributing the Fund’s Investor Class shares.  For the year ended December 31, 2012, the Fund’s Investor Class shares incurred $3,764 in 12b-1 fees.

NOTE 4 – PURCHASES AND SALES OF SECURITIES

The cost of purchases and proceeds from the sales of securities, excluding short-term investments, for the year ended December 31, 2012 were $6,349,413 and $4,225,063, respectively.

There were no purchases or sales of long-term U.S. Government securities for the year ended December 31, 2012.

NOTE 5 – DISTRIBUTIONS TO SHAREHOLDERS

The tax character of distributions paid during the year ended December 31, 2012 and period ended December 31, 2011 was as follows:

	2012	2011
Distributions paid from:
Ordinary income	$79,069	$5,365

Contravisory Strategic Equity Fund

NOTES TO FINANCIAL STATEMENTS December 31, 2012 (Continued)

As of December 31, 2012, the components of distributable earnings on a tax basis were as follows:

Cost of Investments	$6,650,905
Gross tax unrealized appreciation	1,010,607
Gross tax unrealized depreciation	(85,734)
Net tax unrealized appreciation	924,873
Undistributed ordinary income	730
Total distributable earnings	730
Other accumulated gains/(losses)	(164,947)
Total accumulated earnings/(losses)	$760,656

Contravisory Strategic Equity Fund

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Board of Trustees of
Professionally Managed Portfolios and
Shareholders of Contravisory Strategic Equity Fund

We have audited the accompanying statement of assets and liabilities of the Contravisory Strategic Equity Fund (the “Fund”), a series of Professionally Managed Portfolios, including the schedule of investments, as of December 31, 2012, the related statement of operations for the year then ended, and the statements of changes in net assets and financial highlights for the year then ended and for the period June 30, 2011 (commencement of operations) to December 31, 2011. These financial statements and financial highlights are the responsibility of the Fund’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States).   Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement.   The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audit included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund’s internal control over financial reporting.   Accordingly, we express no such opinion.   An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements.   Our procedures included confirmation of securities owned as of December 31, 2012, by correspondence with the custodian.   An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation.   We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Contravisory Strategic Equity Fund of December 31, 2012, the results of its operations for the year ended, the statement of changes in its net assets, and the financial highlights for the year then ended and the period June 30, 2011 to December 31, 2011, in conformity with accounting principles generally accepted in the United States of America.

TAIT, WELLER & BAKER LLP

Philadelphia, Pennsylvania
February 25, 2013

Contravisory Strategic Equity Fund

EXPENSE EXAMPLE For the Six-Months Ended December 31, 2012 (Unaudited)

As a shareholder of the Contravisory Strategic Equity Fund (the “Fund”) you incur two types of costs: (1) transaction costs, including redemption fees and exchange fees; and (2) ongoing costs, including investment advisory fees; and other Fund expenses.  This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.  The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (July 1, 2012 – December 31, 2012).

Actual Expenses
The first line of the table provides information about actual account values based on actual returns and actual expenses.  Although the Fund charges no sales load or other transaction fees, you will be assessed fees for outgoing wire transfers, returned checks and stop payment orders at prevailing rates charged by U.S. Bancorp Fund Services, LLC, the Fund’s transfer agent.  If you request that a redemption be made by wire transfer, currently, the Fund’s transfer agent charges a $15.00 fee.  You will be charged a redemption fee equal to 2.00% of the net amount of the redemption if you redeem shares that have been held for less than 60 days.  Individual Retirement Accounts (“IRA”) will be charged a $15.00 annual maintenance fee.  To the extent the Fund invests in shares of other investment companies as part of its investment strategy, you will indirectly bear your proportionate share of any fees and expenses charged by the underlying funds in which the Fund invests in addition to the expenses of the Fund.  Actual expenses of the underlying funds may vary.  These expenses are not included in the example.  The example includes, but is not limited to, investment advisory, fund accounting, custody and transfer agent fees.  However, the example does not include portfolio trading commissions and related expenses and other extraordinary expenses as determined under generally accepted accounting principles.  You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period.  Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6).  Then, multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes
The second line of the table provides information about hypothetical account values based on a hypothetical return and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return.  The hypothetical

Contravisory Strategic Equity Fund

EXPENSE EXAMPLE For the Six-Months Ended December 31, 2012 (Unaudited) (Continued)

account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.  You may use this information to compare the ongoing costs of investing in the Fund and other funds.  To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.  Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees or exchange fees.  Therefore, the second line of the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds.  If these transactional costs were included, your costs would have been higher.

			Expenses Paid
	Beginning	Ending	During the Period
	Account Value	Account Value	July 1, 2012 –
Investor Class	July 1, 2012	December 31, 2012	December 31, 2012^
Actual	$1,000	$1,038	$7.68
Hypothetical (5% annual	$1,000	$1,018	$7.61
return before expenses)

			Expenses Paid
	Beginning	Ending	During the Period
	Account Value	Account Value	July 1, 2012 –
Institutional Class	July 1, 2012	December 31, 2012	December 31, 2012^
Actual	$1,000	$1,039	$6.41
Hypothetical (5% annual	$1,000	$1,019	$6.34
return before expenses)

^
The calculations are based on expenses incurred during the most recent six-month period.  The annualized six-month expense ratios for the Contravisory Strategic Equity Fund Investor Class and Institutional Class were 1.50% and 1.25%, respectively.  The dollar amounts shown as expenses paid during the period are equal to the annualized six-month expense ratio multiplied by the average account value during the period, multiplied by the number of days in the most recent six-month period and divided by the number of days in the fiscal year.

Contravisory Strategic Equity Fund

APPROVAL OF INVESTMENT ADVISORY AGREEMENT (Unaudited)

At a meeting held on August 14 and 15, 2012, the Board (which is comprised of four persons who are Independent Trustees as defined under the Investment Company Act and one Interested Trustee) considered and approved the continuance of the Advisory Agreement for the Contravisory Strategic Equity Fund, a series of Professionally Managed Portfolios, with Contravisory Investment Management, Inc. (the “Advisor” or “Contravisory”).  At this meeting and at a prior meeting held on May 14 and 15, 2012, the Board received and reviewed substantial information regarding the Fund, the Advisor and the services to be provided by the Advisor to the Fund under the Advisory Agreement.  This information, together with the information provided to the Board throughout the course of the year, formed the primary (but not exclusive) basis for the Board’s determinations.  Below is a summary of the factors considered by the Board and the conclusions that formed the basis for the Board’s approval of the continuance of the Advisory Agreement:

1. The nature, extent and quality of the services provided and to be provided by the Advisor under the Advisory Agreement.  The Board considered Contravisory’s specific responsibilities in all aspects of day-to-day management of the Fund.  The Board considered the qualifications, experience and responsibilities of the portfolio managers and other key personnel at Contravisory involved in the day-to-day activities of the Fund.  The Trustees also considered the resources and structure of Contravisory’s compliance procedures and the trading capability of Contravisory, including information regarding its compliance program, its chief compliance officer and the Advisor’s compliance record, the Advisor’s disaster recovery plan, and the Advisor’s business continuity plan.  The Board also considered the prior relationship between the Advisor and the Trust, as well as the Board’s knowledge of the Advisor’s operations, and noted that during the course of the prior year they had met with the Advisor in person to discuss various marketing and compliance topics, including the Advisor’s diligence in risk oversight.  The Board concluded that the Advisor had sufficient quality and depth of personnel, resources, investment methods and compliance policies and procedures essential to performing its duties under the proposed Investment Advisory Agreement and that, in the Board’s view, the nature, overall quality, and extent of the management services to be provided would be satisfactory and reliable.

2. The Fund’s historical year-to-date performance and the overall performance of the Fund.  In assessing the quality of the portfolio management delivered by the Advisor, the Board reviewed the short-term performance of the Fund on both an absolute basis, and in comparison to its peer funds utilizing Morningstar classifications.

Contravisory Strategic Equity Fund

APPROVAL OF INVESTMENT ADVISORY AGREEMENT (Unaudited) (Continued)

The Board noted that the Fund underperformed its peer group median for the six month and year-to-date time periods.  The Board took into consideration the short period of time the Fund had been in operations.  The Board also considered any differences of performance between similarly managed accounts and the performance of the Fund and found the differences to be reasonable.

3.  Costs of Services Provided and Profits Realized by Contravisory.  In considering the advisory fee and total fees and expenses of the Fund, the Board reviewed comparisons to its peer funds and separate accounts for other types of clients advised by the Advisor, as well as expense waivers and reimbursements.

The Board noted that Contravisory had contractually agreed to maintain an annual expense ratio of 1.50% and 1.25% for the Investor Class and Institutional Class shares, respectively, of average daily net assets.  The Trustees noted that both the Fund’s contractual advisory fee and net expense ratio were above those of its peer group median.  The Board concluded that the fees paid to the Advisor were fair and reasonable in light of comparative performance and expense and advisory fee information.

The Board took into consideration the services the Advisor provided to its institutional and separately managed account clients comparing the fees charged for those management services to the fees charged to the Fund.  The Board found that the fees charged to the Fund were in line with the fees charged by the Advisor to its institutional and separately managed account clients.

4.  Economies of Scale.  The Board also considered that economies of scale would be expected to be realized as the assets of the Fund grow.  The Board noted that the Advisor has contractually agreed to reduce its advisory fees or reimburse expenses, so that the Fund does not exceed its specified expense limitation.  The Board concluded that there were no effective economies of scale to be shared with the Fund at current asset levels, but would revisit this issue in the future as circumstances changed and asset levels increased.

5.  The profits to be realized by the Advisor and its affiliates from their relationship with the Fund.  The Trustees reviewed the Advisor’s financial information and took into account both the direct benefits and indirect benefits to the Advisor from advising the Fund.  The Board considered the profitability to Contravisory from its relationship with the Fund and considered any additional benefits derived by the Advisor from its relationship with the Fund, particularly the 12b-1 fees paid to the Advisor

Contravisory Strategic Equity Fund

APPROVAL OF INVESTMENT ADVISORY AGREEMENT (Unaudited) (Continued)

After such review, the Board determined that the profitability to the Advisor with respect to the Advisory Agreement was not excessive, and that the Advisor had maintained adequate profit levels to support the services it provides to the Fund.

No single factor was determinative of the Board’s decision to approve the Advisory Agreement, but rather the Board based its determination on the total mix of information available to them.  Based on a consideration of all the factors in their totality, the Board determined that the advisory arrangements with the Advisor, including the advisory fees, were fair and reasonable.  The Board therefore determined that the Advisory Agreement would be in the best interests of the Fund and its shareholders.

Contravisory Strategic Equity Fund

TRUSTEES AND EXECUTIVE OFFICERS

Number of
Portfolios
		Term of	Principal	in Fund	Other
	Position	Office and	Occupation	Complex(2)	Directorships
Name, Age	with the	Length of	During	Overseen	Held During
and Address	Trust(1)	Time Served	Past Five Years	by Trustees	Past Five Years

Independent Trustees of the Trust

Dorothy A. Berry	Chairman	Indefinite	President, Talon	1	Trustee,
(born 1943)	and	Term;	Industries, Inc.		PNC Funds,
c/o U.S. Bancorp	Trustee	Since	(administrative,		Inc.
Fund Services, LLC		May 1991.	management and business
2020 E. Financial Way			consulting); formerly,
Suite 100			Executive Vice President
Glendora, CA 91741			and Chief Operating
Officer, Integrated Asset
Management (investment
advisor and manager) and
formerly, President, Value
Line, Inc. (investment
advisory and financial
publishing firm).

Wallace L. Cook	Trustee	Indefinite	Investment	1	The Dana
(born 1939)		Term;	Consultant; formerly,		Foundation;
c/o U.S. Bancorp		Since	Chief Executive Officer,		The Univ. of
Fund Services, LLC		May 1991.	Rockefeller Trust Co.,		Virginia Law
2020 E. Financial Way			(prior thereto Senior		School Fdn.
Suite 100			Vice President), and
Glendora, CA 91741			Managing Director,
Rockefeller & Co.
(Investment Manager and
Financial Advisor); formerly,
Senior Vice President,
Norton Simon, Inc.

Carl A. Froebel	Trustee	Indefinite	Formerly	1	None.
(born 1938)		Term;	President and Founder,
c/o U.S. Bancorp		Since	National Investor Data
Fund Services, LLC		May 1991.	Services, Inc.
2020 E. Financial Way			(investment related
Suite 100			computer software).
Glendora, CA 91741

Contravisory Strategic Equity Fund

TRUSTEES AND EXECUTIVE OFFICERS (Continued)

Number of
Portfolios
		Term of	Principal	in Fund	Other
	Position	Office and	Occupation	Complex(2)	Directorships
Name, Age	with the	Length of	During	Overseen	Held During
and Address	Trust(1)	Time Served	Past Five Years	by Trustees	Past Five Years

Steven J. Paggioli	Trustee	Indefinite	Consultant, since	1	Independent
(born 1950)		Term;	July 2001;		Trustee, The
c/o U.S. Bancorp		Since	formerly, Executive		Managers
Fund Services, LLC		May 1991.	Vice President,		Funds; Trustee,
2020 E. Financial Way			Investment Company		Managers
Suite 100			Administration, LLC		AMG Funds,
Glendora, CA 91741			(mutual fund		Aston Funds;
			administrator).		Advisory Board
Member,
Sustainable
Growth
Advisers, LP;
Independent
Director, Chase
Investment
Counsel.

Interested Trustee and Officers of the Trust

Eric W. Falkeis(3)	President	Indefinite	Senior Vice	1	None
(born 1973)		Term;	President, and
c/o U.S. Bancorp		Since	Chief Financial
Fund Services, LLC		January	Officer (and other
615 East Michigan St.		2011.	positions), U.S.
Milwaukee, WI 53202	Trustee	Indefinite	Bancorp Fund Services,
		Term;	LLC, since 1997.
Since
September
2011.

Patrick J. Rudnick	Treasurer	Indefinite	Vice President,	Not	Not
(born 1973)		Term;	U.S. Bancorp	Applicable.	Applicable.
c/o U.S. Bancorp		Since	Fund Services,
Fund Services, LLC		November	LLC, since 2006;
615 East Michigan St.		2009.	formerly, Manager,
Milwaukee, WI 53202			PricewaterhouseCoopers
LLP (1999-2006).

Contravisory Strategic Equity Fund

TRUSTEES AND EXECUTIVE OFFICERS (Continued)

Portfolios
		Term of	Principal	in Fund	Other
	Position	Office and	Occupation	Complex(2)	Directorships
Name, Age	with the	Length of	During	Overseen	Held During
and Address	Trust(1)	Time Served	Past Five Years	by Trustees	Past Five Years

Elaine E. Richards	Secretary	Indefinite	Vice President and	Not	Not
(born 1968)		Term;	Legal Compliance	Applicable.	Applicable.
c/o U.S. Bancorp		Since	Officer, U.S. Bancorp
Fund Services, LLC		February	Fund Services, LLC,
2020 E. Financial Way		2008.	since July 2007.
Suite 100
Glendora, CA 91741

Donna Barrette	Chief	Indefinite	Senior Vice	Not	Not
(born 1966)	Compliance	Term;	President and	Applicable.	Applicable.
c/o U.S. Bancorp	Officer	Since	Compliance
Fund Services, LLC		July	Officer,
615 East Michigan St.		2011.	U.S. Bancorp Fund
Milwaukee, WI 53202	Anti-	Indefinite	Services, LLC
	Money	Term;	since August 2004.
	Laundering	Since
	Officer	July
2011.
	Vice	Indefinite
	President	Term;
Since
July
2011.

(1)	The Trustees of the Trust are not “interested persons” of the Trust as defined under the 1940 Act (“Independent Trustees”).
(2)
The Trust is comprised of numerous series managed by unaffiliated investment advisors.  The term “Fund Complex” applies only to the Fund.  The Fund does not hold itself out as related to any other series within the Trust, for purposes of investment and investor services, nor does it share the same investment advisor with any other series.

(3)
Mr. Falkeis is an “interested person” of the Trust as defined by the 1940 Act.  Mr Falkeis is an interested Trustee of the Trust by virtue of the fact that he is an interested person of Quasar Distributors, LLC who acts as principal underwriter to the series of the Trust.

Contravisory Strategic Equity Fund

ADDITIONAL INFORMATION

FEDERAL TAX INFORMATION (Unaudited)

For the fiscal year ended December 31, 2012, certain dividends paid by the Fund may be subject to a maximum tax rate of 15%, as provided for by the Jobs and Growth Tax Relief Reconciliation Act of 2003.  The percentage of dividends declared from ordinary income designated as qualified dividend income was 100.00%.

For corporate shareholders, the percent of ordinary income distributions qualifying for the corporate dividends received deduction for the fiscal year ended December 31, 2012, was 100.00%.

INFORMATION ABOUT PROXY VOTING (Unaudited)

A description of the policies and procedures the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge upon request by calling toll-free at (855) 558-8818 or by accessing the Fund’s website at www.contravisoryfunds.com or the SEC’s website at www.sec.gov.

Information regarding how the Fund voted proxies relating to portfolio securities during the twelve months ending June 30 is available by calling toll-free at (855) 558-8818 or by accessing the SEC’s website at www.sec.gov.

INFORMATION ABOUT THE PORTFOLIO HOLDINGS (Unaudited)

The Fund files its complete schedule of portfolio holdings for its first and third fiscal quarters with the SEC on Form N-Q.  The Fund’s Form N-Q is available without charge, upon request, by calling toll-free at (855) 558-8818.  Furthermore, you may obtain the Form N-Q on the SEC’s website at www.sec.gov.

HOUSEHOLDING (Unaudited)

In an effort to conserve resources, the Fund intends to reduce the number of duplicate Prospectuses and Annual and Semi-Annual Reports you receive by sending only one copy of each to addresses where we reasonably believe two or more accounts are from the same family.  If you would like to discontinue householding for your accounts, please call toll-free (855) 558-8818 to request individual copies of these documents.  We will begin sending individual copies thirty days after receiving your request to stop householding.  This policy does not apply to account statements.

Contravisory Strategic Equity Fund

PRIVACY NOTICE (Unaudited)

The Fund collects non-public information about you from the following sources:

•Information we receive about you on applications or other forms;

•Information you give us orally; and

•Information about your transactions with us or others

The Fund does not disclose any non-public personal information about our customers or former customers without the customer’s authorization, except as permitted by law or in response to inquiries from governmental authorities.  The Fund may share information with affiliated parties and unaffiliated third parties with whom we have contracts for servicing the Fund.  The Fund will provide unaffiliated third parties with only the information necessary to carry out their assigned responsibility and require third parties to treat your non-public information with the same high degree of confidentiality.  The Fund maintains physical, electronic and procedural safeguards to guard your non-public information and require third parties to treat your non-public information with the same high degree of confidentiality.

In the event that you hold shares of a Fund through a financial intermediary, including, but not limited to, a broker-dealer, bank, or trust company, the privacy policy of your financial intermediary would govern how your non-public personal information would be shared by those entities with unaffiliated third parties.

(This Page Intentionally Left Blank.)

Advisor
Contravisory Investment Management, Inc.
120 Longwater Drive, Suite 100
Norwell, MA  02061

Distributor
QUASAR DISTRIBUTORS, LLC
615 East Michigan Street
Milwaukee, WI  53202

Custodian
U.S. BANK, N.A.
Custody Operations
1555 North RiverCenter Drive, Suite 302
Milwaukee, WI  53212

Transfer Agent
U.S. BANCORP FUND SERVICES, LLC
P.O. Box 701
Milwaukee, WI  53201-0701
(855) 558-8818

Independent Registered Public Accounting Firm
TAIT, WELLER & BAKER LLP
1818 Market Street, Suite 2400
Philadelphia, PA  19103

Legal Counsel
PAUL, HASTINGS, JANOFSKY & WALKER, LLP
Park Avenue Tower
75 E. 55th Street, Floor 15
New York, NY  10022

Symbol
Investor Class – CSEFX
Institutional Class – CSSFX
CUSIP
Investor Class – 74316J730
Institutional Class – 74316J748

Item 2. Code of Ethics.

The registrant has adopted a code of ethics that applies to the registrant’s principal executive officer and principal financial officer.  The registrant has not made any amendments to its code of ethics during the period covered by this report.  The registrant has not granted any waivers from any provisions of the code of ethics during the period covered by this report.

A copy of the registrant’s Code of Ethics is filed herewith.

Item 3. Audit Committee Financial Expert.

The registrant’s Board of Trustees of the Trust has determined that there is at least one audit committee financial expert serving on its audit committee.  Ms. Dorothy A. Berry and Messrs. Wallace L. Cook, Carl A. Froebel and Steven J. Paggioli are each an “audit committee financial expert” and are considered to be “independent” as each term is defined in Item 3 of Form N-CSR.

Item 4. Principal Accountant Fees and Services.

The registrant has engaged its principal accountant to perform audit services, audit-related services, tax services and other services during the past two fiscal years.  “Audit services” refer to performing an audit of the registrant's annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years.  “Audit-related services” refer to the assurance and related services by the principal accountant that are reasonably related to the performance of the audit.  “Tax services” refer to professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning.  There were no “Other services” provided by the principal accountant.  The following table details the aggregate fees billed or expected to be billed for each of the last two fiscal years for audit fees, audit-related fees, tax fees and other fees by the principal accountant.

Contravisory Strategic Equity Fund
	FYE 12/31/12	FYE 12/31/11
Audit Fees	$17,500	$17,000
Audit-Related Fees	N/A	N/A
Tax Fees	$2,500	$2,400
All Other Fees	N/A	N/A

The audit committee has adopted pre-approval policies and procedures that require the audit committee to pre-approve all audit and non-audit services of the registrant, including services provided to any entity affiliated with the registrant.

The percentages of fees billed by Tait, Weller & Baker LLP applicable to non-audit services pursuant to waiver of pre-approval requirement were as follows:

	FYE 12/31/12	FYE 12/31/11
Audit-Related Fees	0%	N/A
Tax Fees	0%	N/A
All Other Fees	0%	N/A

All of the principal accountant’s hours spent on auditing the registrant’s financial statements were attributed to work performed by full-time permanent employees of the principal accountant.  (If more than 50 percent of the accountant’s hours were spent to audit the registrant's financial statements for the most recent fiscal year, state how many hours were attributed to work performed by persons other than the principal accountant's full-time, permanent employees.)

The following table indicates the non-audit fees billed or expected to be billed by the registrant’s accountant for services to the registrant and to the registrant’s investment adviser (and any other controlling entity, etc.—not sub-adviser) for the last two years.  The audit committee of the board of trustees has considered whether the provision of non-audit services that were rendered to the registrant's investment adviser is compatible with maintaining the principal accountant's independence and has concluded that the provision of such non-audit services by the accountant has not compromised the accountant’s independence.

          Contravisory Strategic Equity Fund
Non-Audit Related Fees	FYE 12/31/12	FYE 12/31/11
Registrant	N/A	N/A
Registrant’s Investment Adviser	N/A	N/A

Item 5. Audit Committee of Listed Registrants.

Not applicable to registrants who are not listed issuers (as defined in Rule 10A-3 under the Securities Exchange Act of 1934).

Item 6. Schedule of Investments.

Schedule of Investments is included as part of the report to shareholders filed under Item 1 of this Form.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end investment companies.

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of trustees.

Item 11. Controls and Procedures.

(a)
The Registrant’s President and Treasurer have reviewed the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934.  Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service provider.

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 12. Exhibits.

(a)
(1) Any code of ethics or amendment thereto, that is subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit. Filed herewith.

(2) Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002.  Filed herewith.

(3) Any written solicitation to purchase securities under Rule 23c-1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons.  Not applicable to open-end investment companies.

(b)	Certification pursuant to Section 906 of the Sarbanes-Oxley Act of 2002. Furnished herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Professionally Managed Portfolios

By (Signature and Title)* /s/ Eric W. Falkeis
 Eric W. Falkeis, President

Date  February 25, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)* /s/ Eric W. Falkeis
 Eric W. Falkeis, President

Date  February 25, 2013

By (Signature and Title)* /s/ Patrick J. Rudnick
 Patrick J. Rudnick, Treasurer

Date  February 25, 2013

* Print the name and title of each signing officer under his or her signature.